Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	124,248,560	751,689,958	629,431,298
Non-vested restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	459,199	340,518	8,323,591
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	31,276,979	72,735,288	27,495,737
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	92,512,382
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share		678,614,152	593,611,970